Operations (Tables)	9 Months Ended
Sep. 30, 2022
Operations and Reorganization
Schedule of Company's major subsidiaries and VIEs and subsidiaries of the VIEs

Major Subsidiaries	Place and Year of Incorporation	Percentage of Direct or Indirect Economic Ownership	Principal Activities

Bilibili HK Limited	Hong Kong, 2014	100	Investment holding
Hode HK Limited	Hong Kong, 2014	100	Investment holding
Chaodian HK Limited	Hong Kong, 2019	100	Investment holding
Bilibili Co., Ltd.	Japan, 2014	100	Business development
Hode Shanghai Limited (“Hode Shanghai”)	PRC, 2014	100	Technology development
Shanghai Bilibili Technology Co., Ltd.	PRC, 2016	100	Technology development
Chaodian (Shanghai) Technology Co., Ltd.	PRC, 2019	100	E-commerce and advertising

Major VIEs and VIEs’ subsidiaries	Place and Year of Incorporation Acquisition	Percentage of Direct or Indirect Economic Ownership	Principal Activities

Shanghai Hode Information Technology Co., Ltd. (“Hode Information Technology”)	PRC, 2013	100	Mobile game operation
Shanghai Kuanyu Digital Technology Co., Ltd. (“Shanghai Kuanyu”)	PRC, 2014	100	Video distribution and game distribution
Sharejoy Network Technology Co., Ltd. (“Sharejoy Network”)	PRC, 2014	100	Game distribution
Shanghai Hehehe Culture Communication Co., Ltd. (“Shanghai Hehehe”)	PRC, 2014	100	Comics distribution
Shanghai Anime Tamashi Cultural Media Co., Ltd. (“Shanghai Anime Tamashi”)	PRC, 2015	100	E-commerce platform

Schedule of combined financial information of the Group's VIEs included in the accompanying consolidated financial statements of the Group
The following combined financial information of the Group’s VIEs as of December 31, 2021 and September 30, 2022 and for the nine months ended September 30, 2021 and 2022 included in the accompanying consolidated financial statements of the Group was as follows:

	December 31 2021	September 30 2022
	RMB in thousands
Cash and cash equivalents	377,114	1,194,334
Time deposits	6,997	4,251
Accounts receivable, net	524,311	686,362
Amounts due from Group companies	391,951	490,723
Amount due from related parties	101,983	160,130
Prepayments and other current assets	1,806,185	1,231,955
Short-term investments	927,124	710,278
Long-term investments, net	1,745,466	1,965,835
Other non-current assets	4,926,989	6,096,639

Total assets	10,808,120	12,540,507

Accounts payable	3,164,301	3,709,339
Salary and welfare payables	343,008	255,228
Taxes payable	128,817	168,576
Short-term loans	400,000	404,928
Deferred revenue	2,192,460	2,241,761
Accrued liabilities and other payables	1,184,523	983,903
Amounts due to the Group companies	7,214,146	11,694,322
Amounts due to related parties	117,901	12,251
Other long-term payable	222,719	261,002

Total liabilities	14,967,875	19,731,310

Total Bilibili Inc’s shareholders’ deficit	(4,170,459)	(7,194,530)
Noncontrolling interests	10,704	3,727

Total shareholders’ deficit	(4,159,755)	(7,190,803)

Total liabilities and shareholders’ deficit	10,808,120	12,540,507

	For the Nine Months Ended September 30,
	2021	2022
	RMB in thousands
Third-party revenues	9,289,751	10,797,212
Inter-company revenues	594,290	677,915

Total revenues	9,884,041	11,475,127
Net loss	(2,498,479)	(3,086,200)

	For the Nine Months Ended September 30,
	2021	2022
	RMB in thousands
Net cash provided by operating activities	156,350	352,823

Net cash used in investing activities	(2,257,450)	(1,695,391)

Net cash provided by financing activities	2,207,639	2,186,996